Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
BNY Mellon Developed Markets Real Estate Securities Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with Maximum Sales Charge - 5.75%
Account Value		$ 14,728	$ 11,112	$ 11,503	$ 15,239	$ 10,623	$ 12,911	$ 10,636	$ 10,549	$ 9,854	$ 9,652	$ 9,425
BNY Mellon Developed Markets Real Estate Securities Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with Maximum Deferred Sales Charge - 1.00%
Account Value		$ 14,518	11,038	11,503	15,359	10,784	13,211	10,954	10,942	10,306	10,171	10,000
BNY Mellon Developed Markets Real Estate Securities Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Account Value		$ 16,038	12,074	12,447	16,466	11,441	13,877	11,394	11,278	10,516	10,269	10,000
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 1,607,000	1,209,805	1,247,200	1,649,496	1,147,281	1,390,547	1,141,553	1,128,182	1,051,853	1,026,976	1,000,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Account Value	[1]	$ 25,431	19,020	17,216	21,119	15,040	14,411	12,788	12,642	10,297	10,177	10,000
FTSE EPRA NAREIT Developed Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA/NAREIT Developed Index (Net)
Account Value		$ 13,260	$ 10,322	$ 10,984	$ 14,636	$ 10,298	$ 13,362	$ 11,109	$ 11,075	$ 10,437	$ 10,184	$ 10,000

[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective October 31, 2024.